Condensed Interim Statements of Cash Flows (Unaudited) - CAD	3 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Mar. 31, 2015	Mar. 31, 2014
Operating activities
Net loss for the period	CAD (112,496)	CAD (265,418)	CAD (1,087,289)	CAD (232,956)
Items not affecting cash
Amortization	4,439	3,836	20,338	6,737
Stock based compensation (Notes 7b and 7c)	75,050	158,471	733,486	0
Units issued in settlement of debt (Note 7a)	0	0	11,256	0
Change in non-cash operating assets and liabilities
Prepaid expenses	608	4,537	6,605	(12,124)
Accounts receivable	5,213	(6,195)	(10,820)	(4,262)
Accounts payable	2,267	(12,345)	74,347	35,500
Net cash flows used in operating activities	(24,919)	(117,114)	(252,077)	(207,105)
Financing activities
Advances from shareholders	3,004	3,651	(94,107)	5,833
Term Loan	30,000	0	0	0
Unit subscriptions received	0	319,680	349,680	303,180
Unit issue costs	0	(1,500)	(1,500)	0
Warrants exercised	596	0	1,113	0
Net cash flows from financing activities	33,600	321,831	255,186	309,013
Investing activities
Investment in equipment and leasehold improvements	0	(37,217)	(55,870)	(40,055)
Investment in patents	0	(1,393)	(8,829)	(1,180)
Net cash flows used in investing activities	0	(38,610)	(64,699)	(41,235)
Net change in cash	8,681	166,107	(61,590)	60,673
Cash position - beginning of period	3,084	64,674	64,674	4,001
Cash position - end of period	CAD 11,765	CAD 230,781	CAD 3,084	CAD 64,674